Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
REVENUE
Revenue	$ 52,363,407	$ 49,850,796	$ 102,834,931	$ 99,515,806
OPERATING EXPENSES
Commissions and voyage related costs	24,165,305	18,121,354	43,688,124	36,900,810
Vessel operating expenses	16,144,409	14,997,565	33,411,868	30,455,943
Depreciation	8,771,091	8,539,890	17,432,566	16,986,643
Amortization of deferred drydock expenditure	818,506	586,983	1,651,150	1,200,176
General and administrative expenses
Corporate	3,729,573	3,201,825	6,666,022	6,240,016
Commercial and chartering	772,135	647,328	1,582,128	1,308,751
Total operating expenses	54,401,019	46,094,945	104,431,858	93,092,339
(Loss) / profit from operations	(2,037,612)	3,755,851	(1,596,927)	6,423,467
Interest expense and finance costs	(6,640,097)	(5,693,363)	(12,342,088)	(10,604,284)
Interest income	152,224	100,204	266,989	190,818
Loss before taxes	(8,525,485)	(1,837,308)	(13,672,026)	(3,989,999)
Income tax	(51,646)	(16,839)	(77,726)	(31,339)
Net loss	$ (8,577,131)	$ (1,854,147)	$ (13,749,752)	$ (4,021,338)
Loss per share, basic and diluted	$ (0.26)	$ (0.06)	$ (0.42)	$ (0.12)
Weighted average number of shares outstanding, basic and diluted	32,703,717	33,575,610	32,574,192	33,575,610